Intangible Assets - Schedule of Net Intangible Assets (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Net Intangible Assets [Line Items]
Total intangible assets		$ 3,792,461	$ 3,801,423
Less: accumulated amortization		(790,408)	(498,462)
Intangible assets, net		3,002,053	3,302,961
Land use rights [Member]
Schedule of Net Intangible Assets [Line Items]
Total intangible assets	[1]	1,413,678	1,343,800
Software [Member]
Schedule of Net Intangible Assets [Line Items]
Total intangible assets		291,674	370,514
Customer relationship [Member]
Schedule of Net Intangible Assets [Line Items]
Total intangible assets		$ 2,087,109	$ 2,087,109

[1]	In July 2013, the Company purchased the land use rights of a plot of land in Lin’an, Hangzhou, intended for the establishment of an herb processing plant in the future. However, as the Company’s farming business in Lin’an has not grown, the Company does not expect completion of the plant in the near future.